UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number: 811-4338


                       HERITAGE CAPITAL APPRECIATION TRUST
                       -----------------------------------
               (Exact name of Registrant as Specified in Charter)

                              880 Carillon Parkway
                            St. Petersburg, FL 33716
               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: (727) 573-3800

                           RICHARD K. RIESS, PRESIDENT
                              880 Carillon Parkway
                            St. Petersburg, FL 33716
                     (Name and Address of Agent for Service)

                                    Copy to:
                           CLIFFORD J. ALEXANDER, ESQ.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                          1800 Massachusetts Avenue, NW
                             Washington, D.C. 20036





Date of fiscal year end: August 31

Date of reporting period: November 30

ITEM 1. SCHEDULE OF INVESTMENTS


-----------------------------------------------------------------------------------------------------------------------------------
                                                 HERITAGE CAPITAL APPRECIATION TRUST
                                                        INVESTMENT PORTFOLIO
                                                          NOVEMBER 30, 2004
                                                             (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    % OF NET
                                                                       SHARES               VALUE                    ASSETS
                                                                       ------            -----------                 ------
   COMMON STOCKS
   -------------
     ADVERTISING
     -----------
        Lamar Advertising Company*                                     301,850          $ 11,904,964                  2.3%
                                                                                        -------------               --------
     BEVERAGES
     ---------
        PepsiCo, Inc.                                                  271,000            13,525,610                  2.6%
                                                                                        -------------               --------
     BROADCASTING SERVICES/PROGRAMS
     ------------------------------
        Clear Channel Communications, Inc.                             473,300            15,940,744                  3.1%
                                                                                        -------------               --------
     COMMERCIAL SERVICES
     -------------------
        Cendant Corporation                                          1,057,000            23,962,190                  4.7%
        Moody's Corporation                                            134,139            10,831,724                  2.1%
        Valassis Communications, Inc.*                                 255,110             8,660,985                  1.7%
                                                                                        -------------               --------
                                                                                          43,454,899                  8.5%
     DIVERSIFIED MANUFACTURER
     ------------------------
        Tyco International Ltd.                                        150,842             5,124,103                  1.0%
                                                                                        -------------               --------
     FINANCIAL SERVICES
     ------------------
        Charles Schwab Corporation                                     972,949            10,488,390                  2.0%
        Fannie Mae                                                     270,000            18,549,000                  3.6%
        Freddie Mac                                                    305,000            20,819,300                  4.0%
                                                                                        -------------               --------
                                                                                          49,856,690                  9.6%
     FOOD
     ----
        Wm. Wrigley Jr. Company                                        130,300             8,964,640                  1.7%
                                                                                        -------------               --------
     HEALTHCARE PRODUCTS
     -------------------
        Guidant Corporation                                            131,000             8,492,730                  1.6%
                                                                                        -------------               --------
     INTERNET
     --------
        eBay Inc.*                                                     177,000            19,903,650                  3.9%
        YAHOO! Inc.*                                                   412,000            15,499,440                  3.0%
                                                                                        -------------               --------
                                                                                          35,403,090                  6.9%
     LODGING
     -------
        Harrah's Entertainment, Inc.                                   483,000            29,656,200                  5.8%
                                                                                        -------------               --------
     MULTIMEDIA
     ----------
        Entravision Communications Corporation, Class "A"*           1,035,490             8,491,018                  1.7%
        McGraw-Hill Companies, Inc.                                    247,420            21,706,157                  4.2%
        Time Warner Inc.*                                              552,000             9,775,920                  1.9%
        Viacom, Inc., Class "B"                                        618,159            21,450,117                  4.2%
                                                                                        -------------               --------
                                                                                          61,423,212                 12.0%
     PHARMACEUTICALS
     ---------------
        Caremark Rx, Inc.*                                             354,443            12,674,882                  2.5%
                                                                                        -------------               --------
     REITS
     -----
        General Growth Properties Inc.                                 230,500             7,908,455                  1.5%
        Simon Property Group, Inc.                                     117,000             7,263,360                  1.4%
                                                                                        -------------               --------
                                                                                          15,171,815                  2.9%
     RETAIL
     ------
        Lowe's Companies Inc.                                          127,810             7,071,727                  1.4%
        Petco Animal Supplies Inc.*                                    195,560             7,071,450                  1.4%
        Wal-Mart Stores, Inc.                                          136,000             7,080,160                  1.4%
                                                                                        -------------               --------
                                                                                          21,223,337                  4.2%
     SAVINGS & LOANS
     ---------------
        Golden West Financial Corporation                               51,000             6,081,240                  1.2%
                                                                                        -------------               --------
     SOFTWARE
     --------
        First Data Corporation                                         462,848            19,018,424                  3.7%
        Microsoft Corporation                                          566,000            15,174,460                  2.9%
                                                                                        -------------               --------
                                                                                          34,192,884                  6.6%
     TELECOMMUNICATIONS
     ------------------
        American Tower Corporation, Class "A"*                         400,200             7,255,626                  1.4%
        Crown Castle International Corporation*                      2,160,000            36,460,800                  7.1%

-----------------------------------------------------------------------------------------------------------------------------------
                                                 HERITAGE CAPITAL APPRECIATION TRUST
                                                        INVESTMENT PORTFOLIO
                                                          NOVEMBER 30, 2004
                                                             (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        % OF NET
                                                                          SHARES               VALUE                    ASSETS
                                                                          ------            -----------                 ------
        QUALCOMM, Inc.                                                    680,000            28,301,600                  5.5%
                                                                                           -------------               --------
                                                                                             72,018,026                 14.0%
     TELEVISION, CABLE & RADIO
     -------------------------
        Cablevision Systems Corporation, Class "A"*                       752,663            16,069,355                  3.1%
        Univision Communications, Inc., Class "A"*                        547,000            16,464,700                  3.2%
        Westwood One, Inc.*                                               888,025            19,909,520                  3.9%
        XM Satellite Radio Holdings Inc., Class "A"*                      149,000             5,499,590                  1.1%
                                                                                           -------------               --------
                                                                                             57,943,165                 11.3%
   Total Common Stocks (cost $410,012,008)                                                  503,052,231                 97.8%
                                                                                           -------------               --------

   REPURCHASE  AGREEMENT  (a)
   --------------------------
   Repurchase  Agreement  with State Street
   Bank and Trust  Company,  dated
   November  30,  2004  @  1.84%  to be
   repurchased  at $9,284,475 on
   December 1, 2004,  collateralized  by
   $7,630,000  United States Treasury Bonds,
   7.25% due May 15, 2016,  (market value
   $9,468,623  including interest)
   (cost $9,284,000) . . . . . . . . . . . . . . . . . .                                      9,284,000                  1.8%
                                                                                           -------------               --------
   TOTAL INVESTMENT PORTFOLIO (COST $419,296,008) (a)                                       512,336,231                 99.6%
   OTHER ASSETS AND LIABILITIES, NET,                                                         1,822,283                  0.4%
                                                                                           -------------               --------
   NET ASSETS                                                                              $514,158,514                100.0%
                                                                                           =============               ========

   -----
   * Non-income producing security.

   (a) The aggregate identified cost for federal income tax purposes is substantially the same. Market value includes net unrealized appreciation of $93,040,223 which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $109,325,775 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $16,285,552.

ITEM 2. CONTROLS AND PROCEDURES

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the Principal Executive Officer and Principal Financial Officer of Heritage Capital Appreciation Trust have concluded that such disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b) There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 Act) of Heritage Capital Appreciation Trust that occurred during the most recent fiscal quarter that has materially affected or is reasonably likely to materially affect, its internal controls over financial reporting.

ITEM 3. EXHIBITS

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of Heritage Capital Appreciation Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                                    HERITAGE CAPITAL
                                                    APPRECIATION TRUST
Date: January 28, 2005

                                                    /s/ K.C. Clark
                                                    ----------------------------
                                                    K.C. Clark
                                                    Executive Vice President and
                                                    Principal Executive Officer




      Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: January 28, 2005

                                                    /s/ K.C. Clark
                                                    ----------------------------
                                                    K.C. Clark
                                                    Executive Vice President and
                                                    Principal Executive Officer


Date: January 28, 2005

                                                    /s/ Andrea N. Mullins
                                                    ----------------------------
                                                    Andrea N. Mullins
                                                    Principal Financial Officer
                                                    and Treasurer